Consolidated condensed statements of financial position - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Contracted concessional assets	$ 8,606,943	$ 9,084,270
Investments carried under the equity method	54,776	55,784
Financial investments	52,947	45,242
Deferred tax assets	160,106	165,136
Total non-current assets	8,874,772	9,350,432
Current assets
Inventories	18,785	17,933
Clients and other receivables	297,258	244,449
Financial investments	237,080	210,138
Cash and cash equivalents	744,636	669,387
Total current assets	1,297,759	1,141,907
Total assets	10,172,531	10,492,339
Equity attributable to the Company
Share capital	10,022	10,022
Parent company reserves	2,066,018	2,163,229
Other reserves	105,959	80,968
Accumulated currency translation differences	(59,931)	(18,147)
Retained earnings	(363,605)	(477,214)
Non-controlling interest	134,768	136,595
Total equity	1,893,231	1,895,453
Non-current liabilities
Long-term corporate debt	622,433	574,176
Long-term project debt	4,908,678	5,228,917
Grants and other liabilities	1,653,451	1,636,060
Related parties	78,734	141,031
Derivative liabilities	266,884	329,731
Deferred tax liabilities	251,479	186,583
Total non-current liabilities	7,781,659	8,096,498
Current liabilities
Short-term corporate debt	19,352	68,907
Short-term project debt	305,997	246,291
Trade payables and other current liabilities	133,632	155,144
Income and other tax payables	38,660	30,046
Total current liabilities	497,641	500,388
Total equity and liabilities	$ 10,172,531	$ 10,492,339